Schedule of 225,000 Stock Options Valuation - December 27, 2016 (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr
Additional Paid-in Capital Schedule Of 225,000 Stock Options Valuation - December 27, 2016 1	63.00%
Additional Paid-in Capital Schedule Of 225,000 Stock Options Valuation - December 27, 2016 2 | yr	5.63
Additional Paid-in Capital Schedule Of 225,000 Stock Options Valuation - December 27, 2016 3	2.20%
Additional Paid-in Capital Schedule Of 225,000 Stock Options Valuation - December 27, 2016 4 | $	$ 0